UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07175

Name of Registrant:	Vanguard Tax-Managed Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Tax-Managed Growth and Income Fund
Schedule of Investments
March 31, 2005

	Shares	Market Value ($000)

COMMON STOCKS (100.0%)

Auto & Transportation (2.5%)
United Parcel Service, Inc.	264,276	$19,223
FedEx Corp.	71,058	6,676
Ford Motor Co.	432,693	4,902
Burlington Northern Santa Fe Corp.	89,286	4,815
Union Pacific Corp.	61,679	4,299
Harley-Davidson, Inc.	68,867	3,978
General Motors Corp.	133,276	3,917
Norfolk Southern Corp.	94,544	3,503
PACCAR, Inc.	40,989	2,967
Southwest Airlines Co.	173,767	2,474
CSX Corp.	50,892	2,120
Genuine Parts Co.	41,418	1,801
Delphi Corp.	132,617	594
* Navistar International Corp.	15,556	566
* The Goodyear Tire & Rubber Co.	41,316	552
Dana Corp.	35,611	456
Cooper Tire & Rubber Co.	16,585	305
Visteon Corp.	31,395	179
* Delta Air Lines, Inc.	33,098	134

		63,461

Consumer Discretionary (13.7%)
Wal-Mart Stores, Inc.	800,015	40,089
Home Depot, Inc.	518,560	19,830
* Time Warner, Inc.	1,085,253	19,046
Viacom Inc. Class B	398,798	13,890
The Walt Disney Co.	483,389	13,888
Gillette Co.	234,012	11,813
The News Corp., Inc.	680,557	11,515
* eBay Inc.	285,800	10,649
Target Corp.	211,395	10,574
* Yahoo! Inc.	307,900	10,438
Lowe's Cos., Inc.	182,395	10,413
McDonald's Corp.	300,365	9,353
Kimberly-Clark Corp.	113,562	7,464
Carnival Corp.	124,467	6,449
Cendant Corp.	249,134	5,117
Costco Wholesale Corp.	111,402	4,922
* Starbucks Corp.	94,279	4,870
Avon Products, Inc.	111,242	4,777
Gannett Co., Inc.	59,365	4,695
NIKE, Inc. Class B	54,186	4,514
Clear Channel Communications, Inc.	124,488	4,291
* Kohl's Corp.	76,970	3,974
The McGraw-Hill Cos., Inc.	44,950	3,922
Omnicom Group Inc.	44,032	3,898
Waste Management, Inc.	134,430	3,878
Best Buy Co., Inc.	70,512	3,808
The Gap, Inc.	174,016	3,801
* Electronic Arts Inc.	72,655	3,762
Staples, Inc.	117,073	3,680
Yum! Brands, Inc.	68,930	3,571
J.C. Penney Co., Inc. (Holding Co.)	67,424	3,501
Marriott International, Inc. Class A	47,404	3,169
* Sears Holdings Corp.	23,231	3,094
Starwood Hotels & Resorts Worldwide, Inc.	50,129	3,009
* Apollo Group, Inc. Class A	39,177	2,902
Tribune Co.	70,361	2,805
TJX Cos., Inc.	113,766	2,802
* Bed Bath & Beyond, Inc.	71,469	2,611
* Coach, Inc.	45,124	2,555
May Department Stores Co.	69,000	2,554
Federated Department Stores, Inc.	39,937	2,542
Eastman Kodak Co.	67,836	2,208
Limited Brands, Inc.	90,068	2,189
International Game Technology	81,378	2,170
Mattel, Inc.	98,300	2,099
Hilton Hotels Corp.	90,744	2,028
* Univision Communications Inc.	69,097	1,913
Harrah's Entertainment, Inc.	26,826	1,732
Nordstrom, Inc.	29,848	1,653
* Office Depot, Inc.	73,679	1,634
R.R. Donnelley & Sons Co.	50,927	1,610
* Fisher Scientific International Inc.	27,617	1,572
Dollar General Corp.	71,462	1,566
Black & Decker Corp.	18,986	1,500
Cintas Corp.	35,408	1,463
Newell Rubbermaid, Inc.	65,009	1,426
VF Corp.	23,642	1,398
* AutoZone Inc.	15,982	1,370
* Toys R Us, Inc.	50,791	1,308
Leggett & Platt, Inc.	45,281	1,308
New York Times Co. Class A	34,602	1,266
* Interpublic Group of Cos., Inc.	100,234	1,231
Family Dollar Stores, Inc.	39,776	1,208
Knight Ridder	17,870	1,202
Tiffany & Co.	34,483	1,190
Darden Restaurants Inc.	35,011	1,074
Whirlpool Corp.	15,853	1,074
Wendy's International, Inc.	26,951	1,052
Robert Half International, Inc.	38,100	1,027
Liz Claiborne, Inc.	25,538	1,025
* AutoNation, Inc.	53,500	1,013
Jones Apparel Group, Inc.	28,800	965
Alberto-Culver Co. Class B	20,079	961
RadioShack Corp.	37,646	922
International Flavors & Fragrances, Inc.	20,982	829
Hasbro, Inc.	39,525	808
The Stanley Works	17,806	806
* Monster Worldwide Inc.	28,682	805
OfficeMax, Inc.	22,230	745
Circuit City Stores, Inc.	45,200	725
Sabre Holdings Corp.	30,856	675
Reebok International Ltd.	13,191	584
Meredith Corp.	10,696	500
* Convergys Corp.	33,300	497
* Allied Waste Industries, Inc.	64,250	470
Dillard's Inc.	16,686	449
Snap-On Inc.	13,667	434
* Big Lots Inc.	26,752	322
Maytag Corp.	18,861	264
Viacom Inc. Class A	3,800	133
News Corp., Inc., Class B	200	4

		350,842

Consumer Staples (7.5%)
Altria Group, Inc.	488,454	31,940
The Procter & Gamble Co.	595,668	31,570
The Coca-Cola Co.	534,944	22,291
PepsiCo, Inc.	396,254	21,013
Walgreen Co.	241,154	10,712
Anheuser-Busch Cos., Inc.	183,337	8,688
Colgate-Palmolive Co.	124,207	6,480
Sysco Corp.	150,595	5,391
CVS Corp.	94,497	4,972
General Mills, Inc.	86,154	4,234
Sara Lee Corp.	186,611	4,135
Kellogg Co.	82,836	3,584
ConAgra Foods, Inc.	121,776	3,290
Hershey Foods Corp.	51,775	3,130
H.J. Heinz Co.	82,623	3,044
Wm. Wrigley Jr. Co.	46,094	3,022
* The Kroger Co.	172,747	2,769
The Clorox Co.	36,198	2,280
Campbell Soup Co.	77,122	2,238
Reynolds American Inc.	27,400	2,208
UST, Inc.	38,981	2,015
* Safeway, Inc.	105,916	1,963
Albertson's, Inc.	87,228	1,801
Coca-Cola Enterprises, Inc.	83,610	1,716
Molson Coors Brewing Co. Class B	18,907	1,459
The Pepsi Bottling Group, Inc.	46,797	1,303
Brown-Forman Corp. Class B	21,344	1,169
McCormick & Co., Inc.	32,100	1,105
SuperValu Inc.	32,074	1,070

		190,592

Financial Services (20.9%)
Citigroup, Inc.	1,233,950	55,454
Bank of America Corp.	957,175	42,211
American International Group, Inc.	615,023	34,078
JPMorgan Chase & Co.	839,153	29,035
Wells Fargo & Co.	400,424	23,945
Wachovia Corp.	374,364	19,059
Morgan Stanley	262,694	15,039
American Express Co.	277,012	14,230
U.S. Bancorp	437,524	12,610
Fannie Mae	228,484	12,441
Merrill Lynch & Co., Inc.	219,777	12,439
The Goldman Sachs Group, Inc.	105,735	11,630
Freddie Mac	162,462	10,268
Allstate Corp.	160,382	8,670
Washington Mutual, Inc.	206,320	8,150
First Data Corp.	189,282	7,441
MBNA Corp.	301,776	7,409
Prudential Financial, Inc.	123,718	7,101
Metropolitan Life Insurance Co.	173,137	6,770
Automatic Data Processing, Inc.	137,642	6,187
Lehman Brothers Holdings, Inc.	65,198	6,139
St. Paul Travelers Cos., Inc.	158,266	5,813
SunTrust Banks, Inc.	80,139	5,776
The Bank of New York Co., Inc.	183,901	5,342
Fifth Third Bancorp	122,839	5,280
BB&T Corp.	129,496	5,061
SLM Corp.	101,410	5,054
The Hartford Financial Services Group Inc.	69,749	4,782
National City Corp.	140,525	4,708
Countrywide Financial Corp.	137,258	4,455
AFLAC Inc.	118,689	4,422
Capital One Financial Corp.	58,350	4,363
Progressive Corp. of Ohio	47,279	4,338
Golden West Financial Corp.	66,708	4,036
Marsh & McLennan Cos., Inc.	124,845	3,798
The Chubb Corp.	45,287	3,590
Regions Financial Corp.	109,779	3,557
State Street Corp.	78,839	3,447
PNC Financial Services Group	66,812	3,440
Franklin Resources Corp.	46,800	3,213
Simon Property Group, Inc. REIT	52,276	3,167
KeyCorp	95,922	3,113
North Fork Bancorp, Inc.	111,227	3,085
Equity Office Properties Trust REIT	95,174	2,868
Mellon Financial Corp.	100,112	2,857
Charles Schwab Corp.	271,114	2,849
CIGNA Corp.	31,102	2,777
ACE Ltd.	67,076	2,768
Loews Corp.	37,600	2,765
Paychex, Inc.	83,875	2,753
The Principal Financial Group, Inc.	70,657	2,720
Bear Stearns Co., Inc.	26,801	2,677
Moody's Corp.	32,280	2,610
XL Capital Ltd. Class A	32,777	2,372
M & T Bank Corp.	23,220	2,370
* SunGard Data Systems, Inc.	68,176	2,352
Comerica, Inc.	40,153	2,212
AmSouth Bancorp	83,789	2,174
Equity Residential REIT	66,680	2,148
Northern Trust Corp.	48,188	2,093
Marshall & Ilsley Corp.	48,948	2,044
Synovus Financial Corp.	73,307	2,042
H & R Block, Inc.	38,899	1,968
Sovereign Bancorp, Inc.	88,398	1,959
Ambac Financial Group, Inc.	25,600	1,914
CIT Group Inc.	49,682	1,888
Lincoln National Corp.	41,319	1,865
* Fiserv, Inc.	45,725	1,820
T. Rowe Price Group Inc.	29,300	1,740
MBIA, Inc.	33,185	1,735
Aon Corp.	74,855	1,710
Cincinnati Financial Corp.	37,650	1,642
ProLogis REIT	43,582	1,617
Archstone-Smith Trust REIT	47,368	1,616
Jefferson-Pilot Corp.	32,143	1,577
Plum Creek Timber Co. Inc. REIT	43,578	1,556
Zions Bancorp	21,200	1,463
SAFECO Corp.	30,020	1,462
MGIC Investment Corp.	22,782	1,405
Torchmark Corp.	25,498	1,331
Compass Bancshares Inc.	29,072	1,320
Huntington Bancshares Inc.	54,989	1,314
UnumProvident Corp.	70,541	1,201
First Horizon National Corp.	29,100	1,187
* Providian Financial Corp.	69,028	1,185
* E*TRADE Financial Corp.	87,742	1,053
Equifax, Inc.	32,000	982
Apartment Investment & Management Co.
Class A REIT	22,700	844
Janus Capital Group Inc.	55,885	780
Federated Investors, Inc.	22,500	637
Ryder System, Inc.	15,064	628
Dow Jones & Co., Inc.	16,700	624

		533,620

Health Care (12.7%)
Johnson & Johnson	702,196	47,160
Pfizer Inc.	1,761,762	46,281
* Amgen, Inc.	295,774	17,217
Abbott Laboratories	368,116	17,162
Merck & Co., Inc.	521,387	16,877
Medtronic, Inc.	285,627	14,553
UnitedHealth Group Inc.	151,390	14,440
Eli Lilly & Co.	267,477	13,936
Wyeth	315,437	13,305
Bristol-Myers Squibb Co.	461,444	11,748
* WellPoint Inc.	72,001	9,025
Schering-Plough Corp.	348,099	6,318
Cardinal Health, Inc.	102,432	5,716
Guidant Corp.	76,238	5,634
* Boston Scientific Corp.	179,364	5,254
HCA Inc.	97,286	5,212
Aetna Inc.	69,440	5,205
Baxter International, Inc.	146,528	4,979
* Zimmer Holdings, Inc.	58,267	4,534
* Caremark Rx, Inc.	108,031	4,297
Stryker Corp.	88,500	3,948
* Gilead Sciences, Inc.	102,314	3,663
Becton, Dickinson & Co.	59,769	3,492
* Genzyme Corp.-General Division	58,579	3,353
* Medco Health Solutions, Inc.	64,961	3,220
* St. Jude Medical, Inc.	85,244	3,069
* Forest Laboratories, Inc.	82,957	3,065
* Biogen Idec Inc.	78,843	2,721
McKesson Corp.	69,745	2,633
Quest Diagnostics, Inc.	21,547	2,265
Biomet, Inc.	59,615	2,164
Allergan, Inc.	31,020	2,155
C.R. Bard, Inc.	24,654	1,678
* Express Scripts Inc.	17,882	1,559
* Laboratory Corp. of America Holdings	32,010	1,543
Health Management Associates Class A	57,877	1,515
AmerisourceBergen Corp.	26,222	1,502
* MedImmune Inc.	58,896	1,402
IMS Health, Inc.	55,022	1,342
* Tenet Healthcare Corp.	110,617	1,275
* Chiron Corp.	34,950	1,225
* Humana Inc.	38,180	1,219
* Hospira, Inc.	37,074	1,196
Mylan Laboratories, Inc.	63,615	1,127
Bausch & Lomb, Inc.	12,602	924
* Watson Pharmaceuticals, Inc.	25,897	796
Manor Care, Inc.	20,413	742
* Millipore Corp.	11,794	512
* King Pharmaceuticals, Inc.	57,077	474

		324,632

Integrated Oils (6.0%)
ExxonMobil Corp.	1,507,886	89,870
ChevronTexaco Corp.	496,917	28,975
ConocoPhillips Co.	164,266	17,714
Occidental Petroleum Corp.	93,803	6,676
Unocal Corp.	63,948	3,945
Marathon Oil Corp.	81,958	3,845
Amerada Hess Corp.	20,117	1,935

		152,960

Other Energy (2.7%)
Schlumberger Ltd.	139,151	9,807
Devon Energy Corp.	113,206	5,406
Halliburton Co.	119,013	5,147
Apache Corp.	77,029	4,716
Burlington Resources, Inc.	91,305	4,572
Valero Energy Corp.	60,680	4,446
Anadarko Petroleum Corp.	55,852	4,250
* Transocean Inc.	75,880	3,905
Baker Hughes, Inc.	79,849	3,552
Kerr-McGee Corp.	38,500	3,016
EOG Resources, Inc.	56,380	2,748
XTO Energy, Inc.	82,124	2,697
Williams Cos., Inc.	134,475	2,529
BJ Services Co.	38,280	1,986
* Nabors Industries, Inc.	33,500	1,981
* National-Oilwell Varco Inc.	39,543	1,847
Noble Corp.	31,984	1,798
Sunoco, Inc.	16,364	1,694
El Paso Corp.	152,479	1,613
Rowan Cos., Inc.	25,386	760
* Calpine Corp.	126,661	355
* Dynegy, Inc.	78,981	309

		69,134

Materials & Processing (3.8%)
E.I. du Pont de Nemours & Co.	235,411	12,062
Dow Chemical Co.	225,148	11,224
Alcoa Inc.	205,755	6,253
Newmont Mining Corp. (Holding Co.)	104,988	4,436
International Paper Co.	115,963	4,266
Monsanto Co.	62,927	4,059
Weyerhaeuser Co.	57,323	3,927
Masco Corp.	105,888	3,671
Praxair, Inc.	76,203	3,647
Archer-Daniels-Midland Co.	147,214	3,619
Air Products & Chemicals, Inc.	53,762	3,403
PPG Industries, Inc.	40,904	2,925
Phelps Dodge Corp.	22,828	2,322
Rohm & Haas Co.	45,757	2,196
Georgia Pacific Group	61,363	2,178
Nucor Corp.	37,670	2,168
American Standard Cos., Inc.	42,400	1,971
Ecolab, Inc.	52,260	1,727
Freeport-McMoRan Copper & Gold, Inc.
Class B	42,176	1,671
MeadWestvaco Corp.	47,879	1,524
Avery Dennison Corp.	24,084	1,492
Vulcan Materials Co.	24,400	1,387
United States Steel Corp.	26,900	1,368
Sherwin-Williams Co.	29,994	1,319
Fluor Corp.	20,154	1,117
Eastman Chemical Co.	18,382	1,085
Ball Corp.	26,004	1,079
Ashland, Inc.	15,706	1,060
* Sealed Air Corp.	19,836	1,030
Sigma-Aldrich Corp.	16,300	998
Temple-Inland Inc.	13,571	985
Engelhard Corp.	28,790	865
* Pactiv Corp.	34,977	817
Bemis Co., Inc.	25,250	786
Louisiana-Pacific Corp.	26,100	656
Allegheny Technologies Inc.	21,200	511
Great Lakes Chemical Corp.	12,155	390
* Hercules, Inc.	26,917	390

		96,584

Producer Durables (4.1%)
United Technologies Corp.	120,993	12,300
The Boeing Co.	196,483	11,486
Caterpillar, Inc.	80,951	7,402
Emerson Electric Co.	99,071	6,433
* Applied Materials, Inc.	393,974	6,402
Illinois Tool Works, Inc.	64,916	5,812
Lockheed Martin Corp.	94,714	5,783
Northrop Grumman Corp.	85,172	4,598
Deere & Co.	58,350	3,917
Danaher Corp.	65,000	3,472
* Xerox Corp.	226,255	3,428
Ingersoll-Rand Co.	40,931	3,260
Pitney Bowes, Inc.	54,459	2,457
* Lexmark International, Inc.	29,800	2,383
* Agilent Technologies, Inc.	101,901	2,262
* KLA-Tencor Corp.	46,279	2,129
Pulte Homes, Inc.	27,962	2,059
Rockwell Collins, Inc.	42,028	2,000
Dover Corp.	48,066	1,816
Parker Hannifin Corp.	28,347	1,727
Centex Corp.	29,806	1,707
Cooper Industries, Inc. Class A	21,783	1,558
W.W. Grainger, Inc.	19,723	1,228
KB HOME	9,811	1,152
American Power Conversion Corp.	42,530	1,110
Goodrich Corp.	28,528	1,092
Molex, Inc.	39,482	1,041
* Waters Corp.	28,400	1,016
* Thermo Electron Corp.	37,688	953
Novellus Systems, Inc.	33,047	883
Pall Corp.	29,195	792
Cummins Inc.	10,141	713
* Teradyne, Inc.	45,800	669
Tektronix, Inc.	21,252	521
* Andrew Corp.	38,200	447

		106,008

Technology (13.5%)
Microsoft Corp.	2,389,456	57,753
International Business Machines Corp.	385,464	35,224
Intel Corp.	1,470,481	34,159
* Cisco Systems, Inc.	1,526,473	27,309
* Dell Inc.	580,658	22,309
Hewlett-Packard Co.	683,733	15,001
QUALCOMM Inc.	388,611	14,243
* Oracle Corp.	1,060,885	13,240
Texas Instruments, Inc.	406,452	10,360
Motorola, Inc.	579,448	8,674
* Apple Computer, Inc.	193,029	8,044
* EMC Corp.	568,062	6,999
General Dynamics Corp.	47,307	5,064
Raytheon Co.	107,074	4,144
Adobe Systems, Inc.	57,525	3,864
* Corning, Inc.	333,123	3,708
* Symantec Corp.	167,760	3,578
Computer Associates International, Inc.	125,735	3,407
* Sun Microsystems, Inc.	796,972	3,220
Analog Devices, Inc.	87,917	3,177
Maxim Integrated Products, Inc.	77,061	3,149
* Lucent Technologies, Inc.	1,045,607	2,875
Linear Technology Corp.	72,397	2,774
Electronic Data Systems Corp.	122,480	2,532
Xilinx, Inc.	82,466	2,410
* Network Appliance, Inc.	86,338	2,388
Rockwell Automation, Inc.	41,253	2,337
* Veritas Software Corp.	99,612	2,313
* Computer Sciences Corp.	45,234	2,074
* Broadcom Corp.	68,530	2,050
L-3 Communications Holdings, Inc.	27,177	1,930
* Intuit, Inc.	43,872	1,920
* Altera Corp.	87,711	1,735
National Semiconductor Corp.	83,980	1,731
Autodesk, Inc.	54,414	1,619
* Affiliated Computer Services, Inc. Class A	29,900	1,592
* Advanced Micro Devices, Inc.	93,352	1,505
* Micron Technology, Inc.	145,117	1,501
* NCR Corp.	44,139	1,489
* Freescale Semiconductor, Inc.	77,340	1,334
* Avaya Inc.	113,669	1,328
* Jabil Circuit, Inc.	43,490	1,240
* Comverse Technology, Inc.	46,877	1,182
* Siebel Systems, Inc.	122,016	1,114
Scientific-Atlanta, Inc.	35,856	1,012
* Citrix Systems, Inc.	40,100	955
* Mercury Interactive Corp.	19,900	943
* NVIDIA Corp.	39,477	938
Applera Corp.-Applied Biosystems Group	46,447	917
* QLogic Corp.	21,700	879
Symbol Technologies, Inc.	57,524	834
* Solectron Corp.	229,647	797
* Tellabs, Inc.	108,799	794
* BMC Software, Inc.	52,185	783
* Compuware Corp.	91,596	659
* Sanmina-SCI Corp.	122,800	641
PerkinElmer, Inc.	30,757	635
* JDS Uniphase Corp.	341,230	570
* Unisys Corp.	79,747	563
* Novell, Inc.	89,202	532
* LSI Logic Corp.	90,474	506
* ADC Telecommunications, Inc.	192,000	382
* PMC Sierra Inc.	42,100	370
* Parametric Technology Corp.	64,000	358
* Freescale Semiconductor Inc.	17,800	302
* Gateway, Inc.	70,800	285
* Applied Micro Circuits Corp.	72,500	239
* CIENA Corp.	135,238	233

		344,726

Utilities (7.0%)
Verizon Communications Inc.	654,122	23,221
SBC Communications Inc.	780,100	18,481
* Comcast Corp. Class A	465,158	15,713
BellSouth Corp.	432,433	11,369
Sprint Corp.	348,994	7,940
* Nextel Communications, Inc.	266,035	7,561
Exelon Corp.	157,026	7,206
Duke Energy Corp.	221,484	6,204
Dominion Resources, Inc.	80,518	5,993
Southern Co.	175,249	5,578
TXU Corp.	56,621	4,509
ALLTEL Corp.	71,422	3,917
FPL Group, Inc.	92,334	3,707
Entergy Corp.	50,300	3,554
AT&T Corp.	188,873	3,541
FirstEnergy Corp.	77,941	3,270
American Electric Power Co., Inc.	90,617	3,086
Public Service Enterprise Group, Inc.	56,314	3,063
PG&E Corp.	85,158	2,904
Edison International	77,000	2,673
* AES Corp.	153,156	2,509
Progress Energy, Inc.	58,290	2,445
Consolidated Edison Inc.	57,280	2,416
PPL Corp.	44,659	2,411
Ameren Corp.	45,981	2,254
Sempra Energy	56,142	2,237
Constellation Energy Group, Inc.	41,736	2,158
Kinder Morgan, Inc.	26,000	1,968
* Comcast Corp. Special Class A	57,192	1,910
DTE Energy Co.	40,979	1,864
Cinergy Corp.	45,115	1,828
Xcel Energy, Inc.	94,494	1,623
KeySpan Corp.	37,878	1,476
* Qwest Communications International Inc.	394,799	1,461
NiSource, Inc.	63,862	1,455
CenturyTel, Inc.	31,913	1,048
Citizens Communications Co.	79,200	1,025
Pinnacle West Capital Corp.	21,700	922
CenterPoint Energy Inc.	68,587	825
TECO Energy, Inc.	48,930	767
* Allegheny Energy, Inc.	32,500	671
* CMS Energy Corp.	50,900	664
NICOR Inc.	10,480	389
Peoples Energy Corp.	8,919	374

		180,190

Other (5.6%)
General Electric Co.	2,502,932	90,256
Tyco International Ltd.	475,404	16,069
3M Co.	182,479	15,637
Honeywell International Inc.	200,865	7,474
Fortune Brands, Inc.	34,163	2,755
Johnson Controls, Inc.	45,129	2,516
Textron, Inc.	32,004	2,388
Eaton Corp.	36,101	2,361
ITT Industries, Inc.	21,701	1,958
Brunswick Corp.	23,026	1,079

		142,493

TOTAL INVESTMENTS
(Cost $1,927,356)		2,555,242

OTHER ASSETS AND LIABILITIES--NET (0.0%)		1,223

NET ASSETS (100%)		$2,556,465

*Non-income-producing security.
REIT-Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2005, the cost of investment securities for tax purposes was $1,927,356,000. Net unrealized appreciation of investment securities for tax purposes was $627,886,000, consisting of unrealized gains of $727,577,000 on securities that had risen in value since their purchase and $99,691,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.